Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 16, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2019 shares	Jun. 30, 2022 $ / shares	Nov. 15, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Shares exchange ratio	49.080452
Common stock per share	$ 0.0001	$ 0.0001		$ 0.0001
Vesting period	20 days
Share price					$ 12.5
Earnout shares vested and outstanding | shares					38,800,000
PIPE Investment [Member]
Business Acquisition [Line Items]
Issuance of stock upon exercise of warrants, Shares | shares		76,000,000
12.50 Then 25% [Member]
Business Acquisition [Line Items]
Share price					$ 12.5
Common Class A
Business Acquisition [Line Items]
Common stock per share		$ 0.0001				$ 0.0001
Issuance of stock upon exercise of warrants, Shares | shares	16,737,183		904,700,000
Common Class A | PIPE Investment [Member]
Business Acquisition [Line Items]
Issuance of stock upon exercise of warrants | $	$ 760.0
Shares issued price per share	$ 10
Issuance of stock upon exercise of warrants, Shares | shares	76,000,000
Common Class A | 12.50 Then 25% [Member]
Business Acquisition [Line Items]
Share price	$ 12.5
Share-based compensation arrangement by share-based payment award vesting rights, percentage	25.00%
Common Class A | 15.00 Then 25% [Member]
Business Acquisition [Line Items]
Share price	$ 15
Share-based compensation arrangement by share-based payment award vesting rights, percentage	25.00%
Common Class A | 17.50 then 25% [Member]
Business Acquisition [Line Items]
Share price	$ 17.5
Share-based compensation arrangement by share-based payment award vesting rights, percentage	25.00%
Common Class A | 20.00 Then 25% [Member]
Business Acquisition [Line Items]
Share price	$ 20
Share-based compensation arrangement by share-based payment award vesting rights, percentage	25.00%
Minimum [Member]
Business Acquisition [Line Items]
Vesting period	20 days
Maximum [Member]
Business Acquisition [Line Items]
Vesting period	30 days
New Ginkgo Common Stock [Member]
Business Acquisition [Line Items]
Shares exchange ratio	49.080452
Common stock converted into option to purchase common stock	49.080452
Earn out consideration | $	$ 188.7
New Ginkgo Common Stock [Member] | Common Class A
Business Acquisition [Line Items]
Shares forfeited | shares		11,534,052
SRNG [Member]
Business Acquisition [Line Items]
Issuance of stock upon exercise of warrants | $	$ 15,800.0
Shares issued price per share	$ 10